Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Payable
Summary of taxes payable
The following is a summary of taxes payable as of December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022

	RMB in thousands
EIT payable	69,773	109,864
VAT payable	52,614	58,624
Withholding income tax payable	29,242	55,854
Withholding individual income taxes for employees	44,968	46,739
Others	7,173	45,163

Total	203,770	316,244